Product Warranties - Schedule of Product Warranties (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 42,256	$ 47,678	$ 53,296
Accruals for warranties issued	1,290	1,551	1,304
Changes to estimates of volume and costs	(116)	1,234	(1,002)
Settlements made	(5,055)	(8,207)	(5,920)
Ending balance	38,375	42,256	47,678
Warranty liability, current, ending balance	8,868	8,864	8,038
Warranty liability, current, beginning balance	8,883	8,868	8,864
Warranty liability, noncurrent, beginning balance	33,388	38,814	45,258
Warranty liability, noncurrent, ending balance	$ 29,492	$ 33,388	$ 38,814